BUSINESS ACQUISITION (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 86,176
Revenues			$ 178,763	$ 219,741	$ 1,053,612	$ 363,056
Net loss			$ (210,524)	$ (497,406)	$ (1,194,221)	(3,400,862)
Lyell Environmental Services Inc [Member]
Business Acquisition [Line Items]
Total consideration	1,280,538
Total identifiable net assets	$ 1,194,362
Revenues		$ 200,705
Net loss		$ 18,942
Proforma revenue						1,787,833
Proforma Net loss						$ 3,312,957